Refund liabilities - Narrative (Details) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Refunds provision	€ 17,874	€ 17,498	€ 26,141
Current refunds provision	11,091	10,814
Additions, refund liability	971	4,649
Non-current refunds provision	6,783	6,684
Return provision and rebates
Disclosure of disaggregation of revenue from contracts with customers [line items]
Refunds provision	1,200	1,800
Pfizer Inc. | Lyme VLA15 | Amended collaboration and license agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current refunds provision	9,700	9,000
Additions, refund liability	400	3,500
GSK | Supply agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Refunds provision	6,800	6,700
Non-current refunds provision	€ 6,800	€ 6,700